Special Items Summary Special Items (Details) £ in Millions, CAD in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2016 CAD	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Mar. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Special items			$ (108.6)	$ 8.6
Fair Value Of Assets Sold | CAD					CAD 185.0
(Gain) Loss on Disposition of Property Plant Equipment			(110.4)
Accounts and Other Receivables, Net, Current	CAD 183.1					$ 140.8
Direct Costs of Leased and Rented Property or Equipment | CAD	5.0
Europe [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation expense | £		£ 8.0
Europe [Member] | Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special items			(1.6)	(1.2)
Europe [Member] | Asset Abandonment [Member]
Restructuring Cost and Reserve [Line Items]
Special items			2.3	11.8
Accelerated depreciation expense			1.9	11.8
Europe [Member] | Flood loss [Member]
Restructuring Cost and Reserve [Line Items]
Unusual or Infrequent Item, Net of Insurance Proceeds			0.0	(2.0)
Canada [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation expense | CAD	CAD 17.8
Canada [Member] | Asset Abandonment [Member]
Restructuring Cost and Reserve [Line Items]
Special items			1.1	0.0
Canada [Member] | Sale of Asset [Member]
Restructuring Cost and Reserve [Line Items]
Unusual or Infrequent Item, Gain, Gross			$ (110.4)	$ 0.0